Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Segment information
Summary of segment information

The segment information for the financial year 2023 is as follows:

	EVT	EVT	Elimination between	Evotec
In k€	Execute	Innovate	the segments	Group
Revenues	514,542	266,884	—	781,426
Intersegment revenues	224,196	—	(224,196)	—
Cost of revenue	(631,373)	(184,700)	209,698	(606,375)
Gross profit	107,365	82,184	(14,497)	175,051
Operating income and (expenses)
Research and development cost	(4,391)	(78,636)	14,497	(68,529)
Selling, general and administrative cost	(130,810)	(38,800)	—	(169,610)
Impairment of intangible assets	(5,011)	—	—	(5,011)
Other operating income	31,337	33,456	—	64,793
Other operating expenses	(41,508)	(2,694)	—	(44,202)
Total operating income and (expenses)	(150,383)	(86,673)	14,497	(222,558)
Operating income (loss)	(43,018)	(4,489)		(47,507)

The segment information for the financial year 2022 is as follows:

	EVT	EVT	Elimination between	Evotec-
In k€	Execute	Innovate	the segments	Group
Revenues	546,718	204,730	—	751,448
Intersegment revenues	188,917	—	(188,917)	—
Cost of revenue	(605,751)	(145,566)	173,934	(577,383)
Gross profit	129,884	59,164	(14,983)	174,065
Operating income and (expenses)
Research and development cost	(5,305)	(86,320)	14,983	(76,642)
Selling, general and administrative cost	(125,293)	(30,897)	—	(156,190)
Impairment of intangible assets	—	—	—	—
Other operating income	35,197	46,385	—	81,582
Other operating expenses	(1,960)	(5)	—	(1,965)
Total operating income and (expenses)	(97,361)	(70,837)	14,983	(153,215)
Operating income (loss)	32,523	(11,673)	—	20,850

The segment information for the financial year 2021 is as follows:

	EVT	EVT	Elimination between	Evotec-
In k€	Execute	Innovate	the segments	Group
Revenues	471,052	146,982	—	618,034
Intersegment revenues	139,116		(139,116)	—
Cost of revenue	(482,588)	(110,379)	126,476	(466,491)
Gross profit	127,580	36,603	(12,640)	151,543
Operating income and (expenses)
Research and development cost	(2,900)	(81,940)	12,640	(72,200)
Selling, general and administrative cost	(83,936)	(21,509)	—	(105,445)
Impairment of intangible assets	—	(683)	—	(683)
Other operating income	26,684	46,788	—	73,472
Other operating expenses	(4,319)	(1,372)	—	(5,691)
Total operating income and (expenses)	(64,471)	(58,716)	12,640	(110,547)
Operating income (loss)	63,109	(22,113)	—	40,996

Summary of geographical breakdown

The geographical breakdown of revenues from customers for the business year 2023 is stated below:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues by region
USA	241,555	217,869	459,424
Germany	15,385	18,749	34,134
France	25,666	6,339	32,005
United Kingdom	81,539	4,829	86,368
Switzerland	64,876	48	64,924
Rest of the world	76,105	19,049	95,154
Total revenue from contracts with customers	505,125	266,884	772,009
Revenue from contributions	9,417	—	9,417
Total Revenue	514,542	266,884	781,426

The geographical breakdown of revenues from customers for the business year 2022 is stated below:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues by region
USA	273,204	134,550	407,754
Germany	32,765	26,130	58,895
France	22,546	9,728	32,274
United Kingdom	105,557	9,699	115,256
Switzerland	22	—	22
Rest of the world	102,073	24,623	126,696
Total revenue from contracts with customers	536,167	204,730	740,897
Revenue from contributions	10,551	—	10,551
Total Revenue	546,718	204,730	751,448

The geographical breakdown of revenues from customers for the business year 2021 is stated below:

in k€	EVT Execute	EVT Innovate	Evotec Group
Revenues by region
USA	227,444	101,593	329,037
Germany	24,279	22,573	46,852
France	16,876	13,715	30,591
United Kingdom	98,735	5,905	104,640
Switzerland	24,398	80	24,478
Rest of the world	70,755	3,116	73,871
Total revenue from contracts with customers	462,487	146,982	609,469
Revenue from contributions	8,565	—	8,565
Total Revenue	471,052	146,982	618,034

Non-current assets categorized by the location of the companies as of December 31, can be analyzed as follows:

In k€	2023	2022
USA	221,195	231,439
UK	221,177	211,115
Italy	259,649	227,113
France	337,960	205,749
Germany	153,338	160,970
Austria	2,634	3,914
Canada	—	1,906
	1,195,954	1,042,206